Note Payable (Details Narrative) - USD ($)							12 Months Ended
	Apr. 15, 2021	Apr. 11, 2021	Feb. 02, 2021	Dec. 24, 2020	Dec. 15, 2020	Mar. 16, 2020	Apr. 30, 2021	Apr. 30, 2020	Jun. 30, 2020	Mar. 02, 2020
Amortization of debt discount							$ 376,506	$ 1,565,174
Debt conversion converted instrument, value		$ 1,250,004					1,937,041
Debt principal amount outstanding							6,143,223
Loss on extinguishment of debt		1,501,914					(3,030,495)
Derivative liability							0			$ 53,571
Gain on change in fair value of derivatives							(1,939,639)
Valuation Technique, Option Pricing Model [Member]
Derivative liability		$ 1,251,910
Derivative liablity fair value	$ 14,513,903
Loan Agreement [Member] | Mont-Saic Investments [Member]
Note payable									$ 120,000
Debt instrument interest rate									12.60%
Promissory Note Payable [Member]
Note payable						$ 500,000
Debt instrument interest rate						12.00%
Debt instrument maturity date						Mar. 16, 2022
Number of warrants issued to purchase common shares						500,000
Options for debtholders conversion price percentage		20.00%				40.00%
Valuation of warrants issued						$ 112,990
Amortization of debt discount							35,542	$ 6,965
Debt conversion converted instrument, value		$ 1,500,000			$ 500,000
Debt instrument converted shares		272,332			500,000
Unamortized debt discount							70,483
Debt conversion description		On April 11, 2021, the Company and the lender entered into an agreement whereby the lender converted the promissory note into 272,332 shares of Company stock, which were issued to the lender at a 20% discount from the closing price of the stock on the day prior to the conversion. In addition to the discount, the agreement contains a guarantee that the aggregate gross sales of the shares by the lender will be no less than $1,500,000 over the next three years and if the aggregate gross sales are less than $1,500,000 the Company will issue additional shares of common stock to the lender for the difference between the total gross proceeds and $1,500,000.
Derivative liablity fair value							1,229,851
Gain on change in fair value of derivatives							22,059
Promissory Note [Member]
Debt instrument maturity date			Apr. 30, 2021
Promissory Note [Member] | Third Party [Member]
Debt instrument interest rate				2.25%
Debt instrument maturity date				Feb. 08, 2021
Debt principal amount outstanding				$ 1,000,000
Notes Payable [Member]
Note payable	$ 2,000,000
Debt instrument interest rate	15.00%
Debt instrument maturity date	Apr. 14, 2023
Number of warrants issued to purchase common shares	2,200,000
Amortization of debt discount							10,477
Unamortized debt discount							1,989,523
Derivative liablity fair value							12,583,598
Gain on change in fair value of derivatives							$ 1,917,580
Warrant excercise price	$ 0.25
Warrant description	The exercise price has customary anti-dilution protection for stock splits, mergers, etc. Additionally, the warrant contains a stipulation that the Company will guarantee the value of the shares sold will be no less, on average, than $1.50 per share through April 15, 2023. If the value is less than $1.50, the Company will issue additional shares of common stock to compensate for the shortfall.
Interest expense	$ 12,501,178